Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Schedule of change in accounting policy related to cash flows

	Year ended December 31, 2019
	As previously reported	Adjustments	As restated
Net cash provided by operating activities	239,061	64,813	303,874
Net cash provided by investing activities	5,475	—	5,475
Net cash used in financing activities	(281,022)	(64,813)	(345,835)
Decrease in cash and cash equivalents	(36,486)	—	(36,486)

	Year ended December 31, 2020
	As previously reported	Adjustments	As restated
Net cash provided by operating activities	166,615	51,737	218,352
Net cash used in investing activities	(23,292)	—	(23,292)
Net cash used in financing activities	(136,471)	(51,737)	(188,208)
Increase in cash and cash equivalents	6,852	—	6,852

Schedule of expected useful lives

Vessel
LNG vessel component	35 years
Dry-docking component	5 years
Intermediate survey component	the period until the next dry-docking (i.e. 1-3 years)